Employee Benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits
Employee Benefits

Note 12 – Employee Benefits

Employee benefits include post-employment benefits, short-term benefits, termination benefits, and share-based payments.

With regards to share-based payments, see Note 10.

A.Composition of employee benefits:

	December 31,	December 31,
	2023	2024
Presented under current liabilities – other payables:
Short-term employee benefits	$11,252	9,918
Total	11,252	9,918

Presented under non-current liabilities – employee benefits:
Long-term employee benefits	289	—
Recognized liability for defined benefit obligation, net	2,484	4,700
Total	$2,773	4,700

Following note 8(B)(1), the amounts detailed above include 39% of the deferred and contingent consideration arises from acquisition of GIS, for selling shareholders that require continued employment in order to be entitled to this consideration, in the amount of $453 (2023 - $344) and $0 (2023 - $289) in short-term and in long-term, respectively.

B.	Post-employment benefit plans – defined benefit obligation

Essemtec, a subsidiary of the Company, located in Switzerland, participates in a defined benefit obligation. Employees in Switzerland are insured against the risks of old age, death and disability. The supreme governing body of the pension fund is the Foundation Council, which is made up of an equal number of representatives from the employees and the employer. The pension fund rules, together with the legal provisions concerning occupational pension plans, constitute the formal regulatory framework of the pension plan. Essemtec is affiliated to the collective foundation Bâloise Collective BVG foundation. All benefits in accordance with the regulations are reinsured in their entirety with Bâloise within the framework of the corresponding contract. This pension solution reinsures the risks of disability, death and longevity with Bâloise. Bâloise invests the vested pension capital and provides a 100% capital and interest guarantee. This plan is not fully insured in the event of termination of the contract.

The standard retirement age is 65 for women and men. Employees are entitled to early retirement with a reduced old-age pension. The amount of the old-age pension is the result of multiplying the individual retirement savings account at the time of retirement by a conversion rate set out in the pension-fund rules. The retirement benefits can also be paid out in the form of a capital payment either in full or in part. The amount of disability pensions is determined as a percentage of the insured salary and is independent of the number of years of service.

Note 12 – Employee Benefits (Cont.)

B.	Post-employment benefit plans – defined benefit obligation (Cont.)

The Group’s defined benefit obligations and the related defined benefit costs are determined at each balance sheet date by a qualified actuary using the Projected Unit Credit Method. The amount recognized in the consolidated balance sheet represents the present value of the projected benefit obligation reduced by the fair value of plan assets. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

1.	Plan assets

As of December 31, 2024, plan assets were comprised of qualifying insurance policies of $17,908 (December 31, 2023: $17,109).

The assets include free funds and reserves such as fluctuation reserves, employer contribution reserves, and others.

The plan assets are accounted for at fair value and are categorized as Level 3 in the fair value hierarchy.

2.	Movement in net defined benefit liabilities (assets) and in their components

	Projected benefit obligation		Fair value of plan assets*		Net defined benefit liability (asset)
	2023	2024	2023	2024	2023	2024
Balance as of January 1	$14,101	19,593	(12,913)	(17,109)	1,188	2,484
Included in profit or loss
Current service cost	459	607	—	—	459	607
Past service cost	(385)	(223)	—	—	(385)	(223)
Interest cost (income)	341	356	(312)	(310)	29	46
Administrative cost	24	30	—	—	24	30
Effect of movements in exchange rates	1,404	(1,399)	(1,286)	1,222	118	(177)
Included in other comprehensive income
Actuarial loss (gain) arising from financial assumptions	1,284	2,356	—	—	1,284	2,356
Actuarial loss arising from other assumptions	—	930	—	—	—	930
Return on plan assets excluding interest income	—	—	361	(523)	361	(523)
Effect of movements in exchange rates	260	(127)	(185)	53	75	(74)
Other movements
Contributions paid by the employer	—	—	(669)	(756)	(669)	(756)
Contributions paid by the employees and plan participants	3,207	1,780	(3,207)	(1,780)	—	—
Benefits paid	(1,102)	(1,295)	1,102	1,295	—	—
Balance as of December 31	$19,593	22,608	(17,109)	(17,908)	2,484	4,700

3.	The defined benefit liability is attributed to the plans’ participants as follows:
-	Active members: 94% (2023: 95%)
-	Pensioners: 6% (2023: 5%)

Note 12 – Employee Benefits (Cont.)

B.Post-employment benefit plans – defined benefit obligation (Cont.)

4.	Actuarial assumptions

Principal actuarial assumptions at the reporting date (expressed as weighted averages):

	2023	2024
	%	%
Discount rate as of December 31	1.9	0.85
Future salary growth	1.9	1
Interest rate on the savings account	1.9	1.25
Price inflation	1.9	1
Social security increase	1.9	1
Future pension growth	0	0

Assumptions regarding future mortality are based on published statistics and mortality tables (BVG 2020 generational).

Changes in actuarial gains and losses in the projected benefit obligation are generally driven by discount rate movement. We use the corridor approach to amortize actuarial gains and losses. Under this approach, net actuarial gains or losses in excess of 10% of the larger of the projected benefit obligation or the fair value of plan assets are amortized on a straight-line basis.

5.	Effect of the plan on the Group’s future cash flows

The Group expects $736 in contributions to be paid to the funded defined benefit plan in 2025.

On December 31, 2024, the weighted-average duration of the defined benefit obligation was 15.2 years (2023: 13.9 years).

C.Termination liability

In 2023 the Company’s board of directors approved, as part of a reorganization plan in several departments of the Company, an employment termination of Company employees worldwide, with preferable terms.

In 2023, an expense related to payroll compensation due to this plan, in the amount of $2,147, was recognized in other expenses. As of December 31, 2023 the remaining termination liability in the amount of $1,488 was presented under other payables and was paid during 2024.